ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Summary of Balances of the Mutual Funds (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 34,113,433,438	$ 34,652,716,019
Mutual Funds
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	6,408,337,558	7,022,958,149
FIMA Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	70,093,370	57,197,137
FIMA P.B. Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	42,400,812	32,872,983
FIMA Renta en pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	96,375,402	163,541,767
FIMA Ahorro pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	308,046,712	119,958,286
FIMA Renta Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	67,810,300	111,507,466
FIMA Premium
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	5,307,052,703	5,806,470,155
FIMA Ahorro Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	306,887,156	201,446,287
FIMA Capital Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	126,233,261	452,214,412
FIMA Abierto PyMES
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	11,395,030	13,703,353
FIMA Mix I
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	24,023,884	37,518,517
FIMA Mix II
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	6,202,163	8,491,227
FIMA Renta Fija Internacional
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	5,337,897	9,588,923
FIMA Sustentable ASG
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	3,849,168	7,378,383
FIMA Acciones Latinoamericanas Dolares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	486,086	1,069,253
FIMA Renta Fija Dolares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	3,247,378	0
FIMA Mix Dolares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 28,896,236	$ 0